UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 4020 South 147th Street; Omaha, NE 68137

(Address of principal executive offices) (Zip code)

Emile Molineaux

            Gemini Fund Services, LLC., 4020 South 147th Street; Omaha, NE 68137

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2600

Date of fiscal year end:

    6/30

Date of reporting period:  09/30/2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Global Fusion Tactical Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2011
Shares			Market Value

	EXCHANGE TRADED FUNDS - 95.2%
	COMMODITY FUND - 4.9%
250	iPath Dow Jones-UBS Commodity Index Total Return ETN		$ 10,435

	EMERGING MARKETS FUNDS - 27.0%
675	iShares MSCI Emerging Markets Index Fund		23,672
240	Market Vectors Brazil Small-Cap ETF		9,408
350	Market Vectors Vietnam ETF		6,038
500	WisdomTree Emerging Markets SmallCap Dividend Fund		19,330
			58,448
	INDEX FUNDS - 20.5%
350	iShares Russell 2000 Index Fund		22,487
100	iShares S&P 500 Index Fund		11,369
135	iShares S&P MidCap 400 Index Fund		10,529
			44,385
	INTERNATIONAL FUNDS - 21.7%
962	iShares MSCI Belgium Investable Market Index Fund		10,582
450	iShares MSCI EAFE Index Fund		21,487
425	iShares MSCI EAFE Small Cap Index Fund		14,850
			46,919
	SECTOR FUNDS - 21.1%
650	First Trust ISE-Revere Natural Gas Index Fund		10,283
520	Industrial Select Sector SPDR Fund		15,189
320	Market Vectors Agribusiness ETF		13,834
200	SPDR KBW Insurance ETF		6,388
			45,694

	TOTAL EXCHANGE TRADED FUNDS (Cost - $232,746)		205,881

	SHORT-TERM INVESTMENTS - 3.6%
	MONEY MARKET FUND - 3.6%
7,825	Federated Government Obligations Fund, 0.00% (a)		7,825
	TOTAL SHORT-TERM INVESTMENTS (Cost - $7,825)

	TOTAL INVESTMENTS - 98.8% (Cost - $240,571) (b)		213,706
	OTHER ASSETS LESS LIABILITIES - 1.2%		2,640
	NET ASSETS - 100.0%		216,346

	ETN - Exchange Traded Note
(a)	Variable rate security; the rate shown represents the rate at September 30, 2011.
(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and
	differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ -
		Unrealized depreciation:	(26,865)
		Net Unrealized depreciation:	$ (26,865)

Global Fusion Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2011

Shares			Market Value

	EXCHANGE TRADED FUNDS - 85.4%
	AGRICULTURE FUND - 3.4%
115	Market Vectors Agribusiness ETF		$ 4,971

	ENERGY FUND - 3.3%
300	First Trust ISE-Revere Natural Gas Index Fund		4,746

	INDUSTRIAL FUND - 7.0%
350	Industrial Select Sector SPDR Fund		10,224

	INTERNATIONAL FUND - 66.2%
2,475	iShares MSCI ACWI Index Fund		96,822

	REAL ESTATE FUND - 5.5%
200	ProShares Short Real Estate (a)		8,056

	TOTAL EXCHANGE TRADED FUNDS (Cost - $137,376)		124,819

Contracts (b)
	PURCHASED OPTIONS - 0.0%
	CALL OPTIONS - 0.0%
10	iShares MSCI Emerging Markets Index Fund @ 45 October 2011		20
	TOTAL PURCHASED OPTIONS (Cost - $966)

Shares
	SHORT-TERM INVESTMENTS - 12.2%
	MONEY MARKET FUND - 12.2%
17,899	Federated Government Obligations Fund, 0.00% (c)		17,899
	TOTAL SHORT-TERM INVESTMENTS (Cost - $17,899)

	TOTAL INVESTMENTS - 97.6% (Cost - $156,241) (d)		$ 142,738
	OTHER ASSETS LESS LIABILITIES - 2.4%		3,488
	NET ASSETS - 100.0%		$ 146,226

(a)	Non-income producing security.
(b)	Each option contract allows the holder of the option to purchase 100 shares of the underlying securty.
(c)	Variable rate security; the rate shown represents the rate at September 30, 2011.
(d)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and
	differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 726
		Unrealized depreciation:	(14,229)
		Net Unrealized depreciation:	$ (13,503)

Global Fusion Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2011

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options contracts listed on a securities exchange or board of trade (not including Index Options contracts) for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale at the last reported bid price on the valuation date. Index Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last reported bid price on the valuation date. If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended Funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by each Fund will not change.

The Funds utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that each Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing each Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of September 30, 2011 for each Fund’s assets and liabilities measured at fair value:

Global Fusion Tactical Equity Fund
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 205,881	$ -	$ -	$ 205,881
Short-Term Investments	7,825	-	-	7,825
Total	$ 213,706	$ -	$ -	$ 213,706

Global Fusion Long/Short Fund
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 124,819	$ -	$ -	$ 124,819
Purchase Options	20	-	-	20
Short-Term Investments	17,899	-	-	17,899
Total	$ 142,738	$ -	$ -	$ 142,738

	The Funds did not hold any Level 3 securities during the period.

There were no significant transfers into and out of Level 1 and 2 during the current period presented. It is each Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

11/29/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

11/29/2011

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

11/29/2011